INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Repurchases and resale transactions (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Line Items]
Assets / liabilities gross	$ 1,702,327	$ (1,383,735)
Amounts offset in the statement of financial position	0	0
Net balance presented in the statement of financial position	1,702,327	(1,383,735)
Financial instruments as collateral	(1,702,327)	1,383,735
Assets / liabilities net	0	0
Securities sold under repurchase agreements [Member]
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Line Items]
Assets / liabilities gross	(1,313,737)	(2,315,555)
Amounts offset in the statement of financial position	0	0
Net balance presented in the statement of financial position	(1,313,737)	(2,315,555)
Financial instruments as collateral	1,313,737	2,315,555
Assets / liabilities net	0	0
Securities Purchased Under Resale Agreements [Member]
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Line Items]
Assets / liabilities gross	3,016,064	931,820
Amounts offset in the statement of financial position	0	0
Net balance presented in the statement of financial position	3,016,064	931,820
Financial instruments as collateral	(3,016,064)	(931,820)
Assets / liabilities net	$ 0	$ 0